Sierra Core Retirement Fund

CLASS A shares: SIRAX

CLASS C shares: SIRCX

CLASS I shares: SIRIX

CLASS R shares: SIRRX

CLASS A1 shares: SIRZX

CLASS I1 shares: SIRJX

Sierra Strategic Income Fund

CLASS A shares: SSIZX

CLASS C shares: SSICX

CLASS I shares: SSIIX

CLASS R shares: SSIRX

CLASS Y shares: SSIYX

each a Series of Northern Lights Fund Trust

Supplement dated December 15, 2015 to the Statement of Additional Information

dated January 28, 2015

Effective as of the date of this Supplement, the Funds have revised their sales charge waiver policy to include the following:

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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This Supplement and the existing Statement of Additional Information dated January 28, 2015 provides relevant information for all shareholders and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-866-738-4363.